Vanguard Real Estate Index Fund
Schedule of Investments (unaudited)
As of October 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Equity Real Estate Investment Trusts (REITs) (96.5%)
Diversified REITs (3.0%)
WP Carey Inc.	7,595,069	475,527
VEREIT Inc.	47,476,831	294,356
STORE Capital Corp. Class A	10,230,694	262,929
PS Business Parks Inc.	908,411	103,586
Colony Capital Inc.	21,203,464	75,484
Essential Properties Realty Trust Inc.	4,052,890	66,954
Washington REIT	3,626,416	63,390
Global Net Lease Inc.	3,943,345	56,114
American Assets Trust Inc.	2,249,903	47,091
iStar Inc.	3,372,449	39,795
Alexander & Baldwin Inc.	3,030,366	38,940
Empire State Realty Trust Inc. Class A	6,536,736	35,168
Gladstone Commercial Corp.	1,497,253	24,330
Armada Hoffler Properties Inc.	2,491,496	22,448
One Liberty Properties Inc.	721,766	11,137
		1,617,249
Health Care REITs (7.5%)
Welltower Inc.	18,388,692	988,760
Ventas Inc.	16,432,754	648,601
Healthpeak Properties Inc.	23,711,238	639,492
Medical Properties Trust Inc.	23,277,434	414,804
Omega Healthcare Investors Inc.	9,994,330	287,937
Healthcare Trust of America Inc. Class A	9,626,503	233,924
Healthcare Realty Trust Inc.	5,945,846	165,294
Physicians Realty Trust	8,923,852	150,456
Sabra Health Care REIT Inc.	9,052,006	119,124
National Health Investors Inc.	1,965,473	110,165
CareTrust REIT Inc.	4,216,699	72,106
LTC Properties Inc.	1,727,724	57,032
Community Healthcare Trust Inc.	928,159	42,974
Universal Health Realty Income Trust	576,559	30,829
Diversified Healthcare Trust	10,477,353	30,332
Global Medical REIT Inc.	1,886,314	23,447
New Senior Investment Group Inc.	3,658,668	14,305
		4,029,582
Hotel & Resort REITs (2.1%)
Host Hotels & Resorts Inc.	31,051,815	325,423
MGM Growth Properties LLC Class A	5,790,172	153,150
Park Hotels & Resorts Inc.	10,371,561	102,990
Apple Hospitality REIT Inc.	9,345,420	92,520
Ryman Hospitality Properties Inc.	2,301,304	91,707

		Shares	Market Value ($000)
	Sunstone Hotel Investors Inc.	9,499,470	70,486
	Pebblebrook Hotel Trust	5,760,691	69,013
	RLJ Lodging Trust	7,272,620	59,490
	Service Properties Trust	7,249,859	52,271
	DiamondRock Hospitality Co.	8,781,096	43,379
	Xenia Hotels & Resorts Inc.	5,000,600	41,205
	Summit Hotel Properties Inc.	4,645,130	24,526
	Chatham Lodging Trust	2,072,781	15,235
	CorePoint Lodging Inc.	1,798,082	8,595
	Hersha Hospitality Trust Class A	1,534,393	7,518
	Braemar Hotels & Resorts Inc.	1,335,492	3,232
[1]	Ashford Hospitality Trust Inc.	440,421	568
			1,161,308
Industrial REITs (10.3%)
	Prologis Inc.	32,531,714	3,227,146
	Duke Realty Corp.	16,229,802	616,570
[1]	Americold Realty Trust	8,822,562	319,641
	Rexford Industrial Realty Inc.	5,406,187	251,172
	EastGroup Properties Inc.	1,720,687	228,989
	First Industrial Realty Trust Inc.	5,604,582	223,118
	STAG Industrial Inc.	6,551,736	203,890
	Terreno Realty Corp.	2,982,975	167,882
	Lexington Realty Trust	12,067,291	119,828
	Innovative Industrial Properties Inc.	938,008	109,400
	Monmouth Real Estate Investment Corp.	4,097,225	56,747
	Industrial Logistics Properties Trust	2,871,675	55,079
			5,579,462
Office REITs (6.1%)
	Alexandria Real Estate Equities Inc.	5,556,926	841,985
	Boston Properties Inc.	6,502,671	470,858
	Vornado Realty Trust	7,156,008	219,904
	Kilroy Realty Corp.	4,562,756	214,815
	Douglas Emmett Inc.	7,337,578	173,167
	Cousins Properties Inc.	6,545,555	166,781
	SL Green Realty Corp.	3,370,029	144,271
	Equity Commonwealth	5,352,748	141,420
	Highwoods Properties Inc.	4,576,252	136,235
	Hudson Pacific Properties Inc.	6,752,795	130,059
	JBG SMITH Properties	5,296,808	123,680
	Corporate Office Properties Trust	4,937,977	110,759
	Easterly Government Properties Inc.	3,309,124	69,161
	Brandywine Realty Trust	7,511,238	65,798
	Piedmont Office Realty Trust Inc. Class A	5,547,466	63,352
	Columbia Property Trust Inc.	5,041,223	53,336
	Paramount Group Inc.	7,798,389	45,075
	Mack-Cali Realty Corp.	3,992,232	43,875
	Office Properties Income Trust	2,124,414	39,110
	Franklin Street Properties Corp.	4,731,142	19,871
	City Office REIT Inc.	2,097,711	13,257
*,2	New York REIT Liquidating LLC	1,208	15
			3,286,784
Other (12.2%)[3]
[4,5]	Vanguard Real Estate II Index Fund	354,903,001	6,561,783
Residential REITs (11.6%)
	AvalonBay Communities Inc.	6,191,873	861,475
	Equity Residential	16,392,306	770,111

		Shares	Market Value ($000)
	Invitation Homes Inc.	23,928,620	652,294
	Sun Communities Inc.	4,329,100	595,814
	Essex Property Trust Inc.	2,882,088	589,646
	Mid-America Apartment Communities Inc.	5,028,182	586,437
	Equity LifeStyle Properties Inc.	7,613,479	450,642
	UDR Inc.	12,992,393	405,882
	Camden Property Trust	4,290,694	395,774
	American Homes 4 Rent Class A	11,908,554	336,655
	American Campus Communities Inc.	6,061,802	227,075
	Apartment Investment & Management Co. Class A	6,558,459	209,215
[1]	Independence Realty Trust Inc.	4,173,691	50,710
	NexPoint Residential Trust Inc.	854,639	37,878
	Investors Real Estate Trust	536,677	36,178
	Front Yard Residential Corp.	2,260,570	30,269
	UMH Properties Inc.	1,635,822	22,296
	Preferred Apartment Communities Inc. Class A	2,099,997	11,340
			6,269,691
Retail REITs (7.0%)
	Realty Income Corp.	15,112,734	874,423
	Simon Property Group Inc.	13,466,872	845,854
	Regency Centers Corp.	7,471,417	265,908
	National Retail Properties Inc.	7,577,170	242,545
	Federal Realty Investment Trust	3,165,400	217,716
	Kimco Realty Corp.	19,053,789	195,492
	Agree Realty Corp.	2,372,433	147,257
	Brixmor Property Group Inc.	13,058,637	143,123
	Spirit Realty Capital Inc.	4,535,231	136,284
	Taubman Centers Inc.	2,714,910	90,732
	Weingarten Realty Investors	5,357,949	84,977
	Retail Opportunity Investments Corp.	5,127,170	49,887
	Retail Properties of America Inc. Class A	9,435,364	49,441
	Urban Edge Properties	5,135,619	48,275
	SITE Centers Corp.	6,809,154	46,370
	Getty Realty Corp.	1,551,169	40,765
	Kite Realty Group Trust	3,707,861	38,414
	Acadia Realty Trust	3,786,516	35,328
[1]	Macerich Co.	4,667,294	32,484
	American Finance Trust Inc. Class A	4,788,562	27,606
[1]	Tanger Factory Outlet Centers Inc.	4,107,957	25,428
	Alexander's Inc.	101,465	24,675
	RPT Realty	3,545,464	17,337
*,1	Seritage Growth Properties Class A	1,223,241	15,572
	Saul Centers Inc.	614,424	15,207
	Urstadt Biddle Properties Inc. Class A	1,310,750	12,465
[1]	Whitestone REIT	1,672,414	9,968
	Retail Value Inc.	741,700	9,271
[1]	Washington Prime Group Inc.	8,275,645	4,846
	Cedar Realty Trust Inc.	3,934,804	3,738
*,2	Spirit MTA REIT	2,071,263	1,590
[1]	Pennsylvania REIT	2,953,815	1,474
	Urstadt Biddle Properties Inc.	16,033	139
			3,754,591
Specialized REITs (36.7%)
	American Tower Corp.	19,526,275	4,484,209
	Crown Castle International Corp.	18,356,749	2,867,324
	Equinix Inc.	3,898,867	2,851,008
	Digital Realty Trust Inc.	11,184,138	1,613,871

		Shares	Market Value ($000)
	Public Storage	6,729,277	1,541,475
	SBA Communications Corp. Class A	4,916,691	1,427,660
	Weyerhaeuser Co.	32,846,996	896,395
	Extra Space Storage Inc.	5,433,315	629,993
	VICI Properties Inc.	20,641,826	473,730
	CyrusOne Inc.	5,075,137	360,588
	Gaming & Leisure Properties Inc.	9,288,782	337,647
[1]	Iron Mountain Inc.	12,681,968	330,492
	CubeSmart	8,530,933	289,455
	Life Storage Inc.	2,066,821	235,928
	Lamar Advertising Co. Class A	3,803,992	235,695
	CoreSite Realty Corp.	1,669,718	199,298
	QTS Realty Trust Inc. Class A	2,655,829	163,360
	Rayonier Inc.	6,006,962	152,457
	PotlatchDeltic Corp.	2,948,688	122,518
	National Storage Affiliates Trust	3,003,102	101,775
	Outfront Media Inc.	6,361,167	83,395
	EPR Properties	3,413,818	81,385
	Four Corners Property Trust Inc.	3,098,547	78,517
	Uniti Group Inc.	8,125,305	71,665
	GEO Group Inc.	5,345,576	47,362
[1]	Safehold Inc.	562,803	38,732
	CoreCivic Inc.	5,272,896	33,799
	CatchMark Timber Trust Inc. Class A	2,142,234	18,616
	Jernigan Capital Inc.	1,024,809	17,719
	CorEnergy Infrastructure Trust Inc.	602,433	2,819
			19,788,887
Total Equity Real Estate Investment Trusts (REITs) (Cost $53,698,344)			52,049,337
Real Estate Management & Development (3.1%)
Diversified Real Estate Activities (0.2%)
*	St. Joe Co.	1,426,033	38,560
	RMR Group Inc. Class A	675,400	18,006
*	Tejon Ranch Co.	984,542	13,498
*	Five Point Holdings LLC Class A	2,280,821	9,557
			79,621
Real Estate Development (0.2%)
*	Howard Hughes Corp.	1,815,686	112,917
*	Forestar Group Inc.	740,077	12,315
			125,232
Real Estate Operating Companies (0.1%)
	Kennedy-Wilson Holdings Inc.	5,689,375	74,986
Real Estate Services (2.6%)
*	CBRE Group Inc. Class A	14,763,437	744,077
	Jones Lang LaSalle Inc.	2,274,587	256,710
*	Redfin Corp.	3,421,600	142,920
*	Cushman & Wakefield plc	4,856,762	56,921
*	Realogy Holdings Corp.	5,084,336	56,741
*	eXp World Holdings Inc.	1,175,022	49,809
*	Marcus & Millichap Inc.	1,036,729	32,377
	Newmark Group Inc. Class A	6,554,675	31,036
	RE/MAX Holdings Inc. Class A	799,085	25,843
*	Altisource Portfolio Solutions SA	241,115	2,684
			1,399,118
Total Real Estate Management & Development (Cost $2,027,829)			1,678,957

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[6,7]	Vanguard Market Liquidity Fund (Cost $364,521)	0.112%	3,645,961	364,596
Total Investments (100.3%) (Cost $56,090,694)				54,092,890
Other Assets and Liabilities-Net (-0.3%)				(153,702)
Net Assets (100%)				53,939,188
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $179,861,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Represents a wholly owned subsidiary of the fund. See Appendix for Vanguard Real Estate II Index Fund's Schedule of Investments.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $192,059,000 was received for securities on loan, of which $191,712,000 is held in Vanguard Market Liquidity Fund and $347,000 is held in cash.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Digital Realty Trust Inc.	2/2/21	GSI	99,329	(0.147)	—	(7,847)
Extra Space Storage Inc.	2/2/21	GSI	28,735	(0.147)	251	—
Hannon Armstrong Sustainable Infrastructure Capital Inc.	2/2/21	GSI	9,190	(0.147)	—	(820)
Public Storage	2/2/21	GSI	46,868	(0.147)	—	(1,056)
Redfin Corp.	2/2/21	GSI	36,253	(0.147)	—	(7,016)
Seritage Growth Properties Class A	2/2/21	GSI	5,358	(0.147)	—	(317)
					251	(17,056)
1	Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in affiliated Vanguard funds are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open futures contracts at October 31, 2020.
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	53,726,689	—	1,605	53,728,294
Temporary Cash Investments	364,596	—	—	364,596
Total	54,091,285	—	1,605	54,092,890

Derivative Financial Instruments
Assets
Swap Contracts	—	251	—	251
Liabilities
Swap Contracts	—	17,056	—	17,056
E.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Jan. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2020 Market Value ($000)
City Office REIT Inc.	NA2	2,648	8,426	(2,520)	(14,695)	15	—	NA2
Host Hotels & Resorts Inc.	586,395	52,291	106,688	(40,510)	(166,065)	5,368	795	NA3
Vanguard Market Liquidity Fund	561,293	NA4	NA4	202	7	615	—	364,596
Vanguard Real Estate II Index Fund	7,847,621	161,302	—	—	(1,447,140)	161,302	—	6,561,783

		Current Period Transactions
	Jan. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2020 Market Value ($000)
Winthrop Realty Trust	—	—	—	(870)	870	—	—	—
Total	8,995,309	216,241	115,114	(43,698)	(1,627,023)	167,300	795	6,926,379
1	Does not include adjustments related to return of capital.
2	Not applicable—at January 31, 2020, and October 31, 2020, the issuer was not an affiliated company of the fund, but it was affiliated during the period.
3	Not applicable—at October 31, 2020, the security was still held, but the issuer was no longer an affiliated company of the fund.
4	Not applicable—purchases and sales are for temporary cash investment purposes.